Capital and reserves - Additional Information (Detail) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions							12 Months Ended
	Dec. 14, 2022 EUR (€)	Sep. 16, 2022 EUR (€)	Jul. 14, 2022 EUR (€)	May 06, 2021 shares	Apr. 07, 2021 EUR (€) shares	Jan. 29, 2021 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2022 SFr / shares	Mar. 29, 2022 EUR (€)	Mar. 29, 2022 USD ($)	Dec. 31, 2021 SFr / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 SFr / shares
Capital and reserves
Share capital							€ 27,323	€ 27,297	€ 302
Shares outstanding | shares									155,389
Common stock par or stated value per share | (per share)														$ 1	SFr 1
Adjustment to additional paid in capital from issuance costs of participation certificates									€ 7,880
Adjustment to additional paid in capital issue of shares for assets received								63,270
Payment of underwriter discount costs								€ 26,389
Reserve of discretionary participation features									161
Loans and borrowings excluding lease liabilities as a percentage of total liabilities and equity								25.00%
Payments to acquire ownership interest							3,837
Loans and borrowings excluding lease liabilities							831
Repayment of borrowings	€ 220,000		€ 200,000				420,685	€ 2,376	€ 170,838
Sportradar US, LLC
Capital and reserves
Cash transferred											€ 28,200	$ 32.0
RCF
Capital and reserves
Undrawn borrowing facilities							220,000
Senior Facilities Agreement | RCF
Capital and reserves
Additional revolving facility		€ 110,000
Credit agreement
Capital and reserves
Additional revolving facility		€ 110,000
Total unutilized credit facilitiy							220,000
Optima
Capital and reserves
Issue of participation certificates shares | shares					1,307
Issue of participation certificates value					€ 6,800
Atrium
Capital and reserves
Issue of participation certificates shares | shares				1,805
Bettech Gaming (PTY) LTD | SportTech AG
Capital and reserves
Gain on contribution of shares							€ 3,000
Director
Capital and reserves
Issue of participation certificates shares | shares						208
Issue of participation certificates value						€ 1,000
Fair value per participation certificate | € / shares						€ 12,237
Attributable to owners of the Group
Capital and reserves
Decrease In equity due to reorganization transactions								100,088
Additional paid-in capital
Capital and reserves
Share issue related cost								€ 36,399
Class A shares
Capital and reserves
Shares outstanding | shares							206,848,644	206,571,517
Common stock par or stated value per share | SFr / shares										SFr 0.1			SFr 0.1
Class B shares
Capital and reserves
Shares outstanding | shares							903,670,701	903,670,701
Common stock par or stated value per share | SFr / shares										SFr 0.01			SFr 0.01
Registered shares
Capital and reserves
Shares outstanding | shares									344,611
MP share awards
Capital and reserves
Reclassfication from additional paid in capital to unpaid contribution								€ 5,383
Participation certificates
Capital and reserves
Shares outstanding | shares									183,077
Participation certificates | Director
Capital and reserves
Sale of stock issue price per share | € / shares						€ 4,808
Share based payment expense								€ 1,545